Property, Plant And Equipment - Summary of Property, Plant And Equipment (Detail) - EUR (€)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			€ 112,719,000	€ 34,947,000	€ 34,947,000	€ 7,972,000	€ 7,905,000
Additions							3,182,000
Transfers and Reclassification							0
Additions through business combinations			12,093,572	5,920,028
Foreign exchange differences	€ (90,226)	€ (972,830)					(235,000)
Depreciation	(5,551,073)	€ (3,220,256)	(15,618,423)	(8,252,241)
Ending balance	190,289,000		190,289,000		112,719,000	34,947,000	7,972,000
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			87,269,000	20,396,000	20,396,000	0
Ending balance	139,470,000		139,470,000		87,269,000	20,396,000	0
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			15,632,000	10,284,000	10,284,000	5,757,000	5,249,000
Additions							1,769,000
Transfers and Reclassification							1,466,000
Foreign exchange differences							(214,000)
Ending balance	24,422,000		24,422,000		15,632,000	10,284,000	5,757,000
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			4,293,000	2,672,000	2,672,000	690,000	774,000
Additions							264,000
Transfers and Reclassification							0
Foreign exchange differences							(9,000)
Ending balance	4,333,000		4,333,000		4,293,000	2,672,000	690,000
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			383,000	62,000	62,000	50,000	41,000
Additions							37,000
Transfers and Reclassification							0
Foreign exchange differences							0
Ending balance	450,000		450,000		383,000	62,000	50,000
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			5,142,000	1,533,000	1,533,000	1,475,000	1,841,000
Additions							1,112,000
Transfers and Reclassification							(1,466,000)
Foreign exchange differences							(12,000)
Ending balance	21,614,000		21,614,000		5,142,000	1,533,000	1,475,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			131,104,000	45,398,000	45,398,000	10,852,000
Additions					67,306,000	21,221,000
Disposals					(388,000)	(3,437,000)
Modification of lease					24,506,000	22,000
Additions through business combinations under common control					662,000	9,038,000
Transfers and Reclassification					(1,812,000)
Additions through business combinations					914,000
Foreign exchange differences					(5,482,000)	1,675,000
Recognition of right-of-use asset on initial application of IFRS 16						6,027,000
Ending balance	226,347,000		226,347,000		131,104,000	45,398,000	10,852,000
Gross carrying amount [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			93,716,000	23,945,000	23,945,000	0
Additions					50,491,000	14,732,000
Disposals					0	0
Modification of lease					24,506,000	22,000
Additions through business combinations under common control					0	2,584,000
Transfers and Reclassification					(1,812,000)
Additions through business combinations					165,000
Foreign exchange differences					(3,579,000)	580,000
Recognition of right-of-use asset on initial application of IFRS 16						6,027,000
Ending balance	156,507,000		156,507,000		93,716,000	23,945,000	0
Gross carrying amount [member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			25,953,000	16,268,000	16,268,000	8,270,000
Additions					10,541,000	4,335,000
Disposals					(157,000)	(3,199,000)
Modification of lease					0	0
Additions through business combinations under common control					139,000	5,989,000
Additions through business combinations					735,000
Foreign exchange differences					(1,573,000)	873,000
Recognition of right-of-use asset on initial application of IFRS 16						0
Ending balance	40,685,000		40,685,000		25,953,000	16,268,000	8,270,000
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			5,691,000	3,536,000	3,536,000	1,029,000
Additions					2,460,000	2,135,000
Disposals					(231,000)	(33,000)
Modification of lease					0	0
Additions through business combinations under common control					131,000	276,000
Additions through business combinations					4,000
Foreign exchange differences					(209,000)	129,000
Recognition of right-of-use asset on initial application of IFRS 16						0
Ending balance	6,730,000		6,730,000		5,691,000	3,536,000	1,029,000
Gross carrying amount [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			602,000	116,000	116,000	78,000
Additions					83,000	19,000
Disposals					0	(188,000)
Modification of lease					0	0
Additions through business combinations under common control					392,000	189,000
Additions through business combinations					10,000
Foreign exchange differences					1,000	18,000
Recognition of right-of-use asset on initial application of IFRS 16						0
Ending balance	811,000		811,000		602,000	116,000	78,000
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			5,142,000	1,533,000	1,533,000	1,475,000
Additions					3,731,000	0
Disposals					0	(17,000)
Modification of lease					0	0
Additions through business combinations under common control					0	0
Additions through business combinations					0
Foreign exchange differences					(122,000)	75,000
Recognition of right-of-use asset on initial application of IFRS 16						0
Ending balance	21,614,000		21,614,000		5,142,000	1,533,000	1,475,000
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(18,385,000)	(10,451,000)	(10,451,000)	(2,880,000)	(785,000)
Disposals					382,000	1,195,000
Modification of lease					1,114,000	42,000
Additions through business combinations under common control					(179,000)	(2,020,000)
Transfers and Reclassification					1,812,000		0
Foreign exchange differences					963,000	(430,000)	77,000
Depreciation					(12,001,000)	(5,377,000)	(2,172,000)
Impairment					(25,000)		0
Recognition of right-of-use asset on initial application of IFRS 16						(981,000)
Ending balance	(36,058,000)		(36,058,000)		(18,385,000)	(10,451,000)	(2,880,000)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(6,447,000)	(3,549,000)	(3,549,000)	0
Disposals					0	0
Modification of lease					1,114,000	42,000
Additions through business combinations under common control					0	(251,000)
Transfers and Reclassification					1,812,000
Foreign exchange differences					333,000	(92,000)
Depreciation					(6,157,000)	(2,267,000)
Impairment					0
Recognition of right-of-use asset on initial application of IFRS 16						(981,000)
Ending balance	(17,037,000)		(17,037,000)		(6,447,000)	(3,549,000)	0
Accumulated depreciation, amortisation and impairment [member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(10,321,000)	(5,984,000)	(5,984,000)	(2,513,000)	(660,000)
Disposals					157,000	981,000
Modification of lease						0
Additions through business combinations under common control					(59,000)	(1,547,000)
Transfers and Reclassification							0
Foreign exchange differences					574,000	(299,000)	74,000
Depreciation					(4,984,000)	(2,606,000)	(1,927,000)
Impairment					(25,000)		0
Recognition of right-of-use asset on initial application of IFRS 16						0
Ending balance	(16,263,000)		(16,263,000)		(10,321,000)	(5,984,000)	(2,513,000)
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(1,398,000)	(864,000)	(864,000)	(339,000)	(110,000)
Disposals					225,000	26,000
Modification of lease						0
Additions through business combinations under common control					(25,000)	(53,000)
Transfers and Reclassification							0
Foreign exchange differences					54,000	(33,000)	3,000
Depreciation					(788,000)	(465,000)	(232,000)
Impairment					0		0
Recognition of right-of-use asset on initial application of IFRS 16						0
Ending balance	(2,397,000)		(2,397,000)		(1,398,000)	(864,000)	(339,000)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(219,000)	(54,000)	(54,000)	(28,000)	(15,000)
Disposals					0	188,000
Modification of lease						0
Additions through business combinations under common control					(95,000)	(169,000)
Transfers and Reclassification							0
Foreign exchange differences					2,000	(6,000)	0
Depreciation					(72,000)	(39,000)	(13,000)
Impairment					0		0
Recognition of right-of-use asset on initial application of IFRS 16						0
Ending balance	€ (361,000)		€ (361,000)		(219,000)	(54,000)	(28,000)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance				€ 0	0	0	0
Disposals					0	0
Modification of lease						0
Additions through business combinations under common control					0	0
Transfers and Reclassification							0
Foreign exchange differences					0	0	0
Depreciation					0	0	0
Impairment					€ 0		0
Recognition of right-of-use asset on initial application of IFRS 16						0
Ending balance						€ 0	€ 0